Leases (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
5. Leases
2022	$ 740
2023	746
2024	691
2025	635
2026	518
Thereafter	1,838
Total	5,168
Less: imputed interest	(491)
Operating lease liability	$ 4,677